Organization and Business Background - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Jun. 30, 2026
SFHG or the Company [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	— Incorporated in the Cayman Islands — Incorporated on January 20, 2022 — Holding company — Investment holding
% of Ownership	Parent
New Achiever [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	— Incorporated in the BVI — Incorporated on January 13, 2022 — Intermediate holding company — Investment holding
% of Ownership	100% owned by SFHG
Samfine HK [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	— Incorporated in Hong Kong — Incorporated on March 12, 1997 — Provision of commercial printing services
% of Ownership	100% owned by New Achiever
Samfine SZ [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	— Incorporated in the PRC — Established on February 5, 1993 — Provision of commercial printing services
% of Ownership	100% owned by Samfine HK
Samfine SZ Technology [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	— Incorporated in the PRC — Incorporated on April 21, 2021 — Printing and trading of personalized printing products
% of Ownership	100% owned by Samfine SZ